Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 INR (₨)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 INR (₨)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 INR (₨)
Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements [Abstract]
Year-end spot rate	$ 1	¥ 7.2672	₨ 83.33	$ 1	¥ 7.0999	₨ 83.19	$ 1	¥ 7.2513	₨ 82.06
Average rate	$ 1	¥ 7.215	₨ 83.2	$ 1	¥ 7.0809	₨ 82.57	$ 1	¥ 6.9283	₨ 82.2